FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
	As of December 31, 2014				As of December 31, 2015
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Time deposits	$40,777,831	$-	$-	$40,777,831	$31,775,348	$-	$-	$31,775,348
Available-for-sale securities	20,013,487	-	-	20,013,487	64,755,514	-	2,769,194	67,524,708
Game license payment liabilities	-	-	19,860,000	19,860,000	-	-	10,000,000	10,000,000

Schedule of movement of the Company's financial assets and liabilities measured at a recurring basis using significant unobservable inputs
	Available-for-sale securities	Game license payment liabilities

Balance as of January 1, 2013	$-	$43,660,000
Gains or losses for the period
Earnings	-	600,000
Other comprehensive income	-	-
Settlements	-	(5,000,000)
Balance as of December 31, 2013	-	39,260,000
Gains or losses for the period
Earnings	-	600,000
Other comprehensive income	-	-
Settlements	-	(20,000,000)
Balance as of December 31, 2014	$-	$19,860,000
Purchases	2,401,378	-
Gains or losses for the period
Earnings	-	140,000
Other comprehensive income	367,816	-
Settlements	-	(10,000,000)
Balance as of December 31, 2015	$2,769,194	$10,000,000